Mortgages and Other Loans (Tables)	3 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of the outstanding loans carried out by the Company
Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Maple View Development LLC	2,128	4.25%	2,107	12/28/2024	Short term liabilities	Plains State Bank

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Maple Farms GP LLC	3,000	12%	3,000	12/31/2022	Short term liabilities	* Katonti Ltd. and NDBS Investments LLC
Total	3,000		3,000

*	After the balance sheet date the counterparties to this loan were appointed as directors of the company.

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest		Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender (***)
Pecan Ranch North LLC	2,855	0	%**	2,855	12/10/2022	Short term liabilities	SH 288 & 476 Partners LTD
Maple Grove Development LLC	2,000	8%		2,000	2/8/2023	Short term liabilities	Morton Newman Partners LLC
Total	4,855			4,855

**	This loan was granted as part of the acquisition agreement for this property.

***	All loans are secured as a first lien on the rights of the property company (borrower) in the property.